Comprehensive Income (Components of Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands	12 Months Ended
	Jul. 02, 2011	Jul. 03, 2010	Jun. 27, 2009
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Comprehensive income	$ 1,372,323	$ 977,718	$ 846,730
Foreign currency translation adjustment, before tax	122,217	49,973	(84,452)
Amortization of cash flow hedge, before tax	696	695	694
Amortization of prior service cost, before tax	4,145	4,394	3,923
Amortization of net actuarial loss (gain), net, before tax	79,564	40,037	17,571
Amortization of transition obligation, before tax	153	153	153
Pension liability assumption, before tax			(26,704)
Prior service (cost) credit arising in current year, before tax	(9,239)		(575)
Net actuarial (loss) gain, net, arising in current year, before tax	83,898	(454,756)	(197,604)
Other comprehensive income (loss), before tax	281,434	(359,504)	(286,994)
Foreign currency translation adjustment, tax	0	0	0
Amortization of cash flow hedge, tax	268	267	266
Amortization of prior service cost, tax	1,592	1,687	1,505
Amortization of net actuarial loss (gain), net, tax	30,551	15,373	6,747
Amortization of transition obligation, tax	60	60	60
Pension liability assumption, tax			(10,254)
Prior service (cost) credit arising in current year, tax	(3,547)		(221)
Net actuarial (loss) gain, net, arising in current year, tax	32,217	(174,626)	(75,879)
Other comprehensive income (loss), tax	61,141	(157,239)	(77,776)
Foreign currency translation adjustment, net of tax	122,217	49,973	(84,452)
Amortization of cash flow hedge, net of tax	428	428	428
Amortization of prior service cost, net of tax	2,553	2,707	2,418
Amortization of net actuarial loss (gain), net, net of tax	49,013	24,664	10,824
Amortization of transition obligation, net of tax	93	93	93
Pension liability assumption, net of tax			(16,450)
Prior service (cost) credit arising in current year, net of tax	(5,692)		(354)
Net actuarial (loss) gain, net, arising in current year, net of tax	51,681	(280,130)	(121,725)
Other comprehensive income (loss), net of tax	$ 220,293	$ (202,265)	$ (209,218)